Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE
The following table sets forth information concerning the compensation of our NEOs for each of the fiscal years ended
February 28, 2021, 2022 and 2023, and our financial performance for each such fiscal year:

							Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for PEO Jeffery Gardner ($)	Summary Compensation Table Total for PEO Michael Burdiek ($)	Compensation Actually Paid to PEO Jeffery Gardner ($)(1)(3)	Compensation Actually Paid to PEO Michael Burdiek ($)(1)(3)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)(1)(3)	Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)(2)	Net Income (in millions) ($)	Adjusted EBITDA (in millions) ($)(4)
2023	$2,134,672	N/A	$1,112,100	N/A	$965,487	$406,186	$44	$108	($32.5)	$18.1
2022	$2,818,962	N/A	$1,411,516	N/A	$1,493,581	$473,021	$73	$127	($28.0)	$24.7
2021	$3,025,199	$1,436,383	$3,688,487	$261,323	$1,361,599	$1,685,993	$116	$129	($56.3)	$32.1

(1)
Amounts
represent
compensation actually paid to our principal executive officer (PEO) and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Year	PEO	Non-PEO NEOs

2023	Jeffery Gardner	Kurtis Binder, Jikun Kim, Xiaolian (Cindy) Zhang, Anand Rau, Brennen Carson, and Richard Scott
2022	Jeffery Gardner	Kurtis Binder, Arym Diamond, and Anand Rau
2021	Jeffery Gardner and Michael Burdiek	Kurtis Binder, Arym Diamond, and Anand Rau

Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

	2021			2022		2023
Adjustments	PEO Jeffery Gardner	PEO Michael Burdiek	Average Non-PEO NEOs	PEO Jeffery Gardner	Average Non-PEO NEOs	PEO Jeffery Gardner	Average Non-PEO NEOs
Summary Compensation Table Total	$3,025,199	$1,436,383	$1,361,599	$2,818,962	$1,493,581	$2,134,672	$965,487
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	($1,632,050)	($875,413)	($737,467)	($2,000,046)	($933,484)	($1,271,620)	($524,631)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	$2,010,600	-	$923,387	$964,064	$476,929	$1,019,104	$343,178
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	$308,759	-	$95,898	$209,233	$57,536	$63,919	$6,331
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	-	$367,666	$72,782	($472,650)	($302,257)	($328,849)	($37,333)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	($24,021)	($157,715)	($30,206)	($108,047)	($6,524)	($505,126)	($74,268)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	-	($509,598)	-	-	($312,760)	-	($272,578)
TOTAL ADJUSTMENTS	$663,288	($1,175,060)	$324,394	($1,407,446)	($1,020,560)	($1,022,572)	($559,301)
COMPENSATION ACTUALLY PAID	$3,688,487	$261,323	$1,685,993	$1,411,516	$473,021	$1,112,100	$406,186

(2)	For the relevant fiscal year, represents the cumulative TSR (the “Peer Group TSR”) of the Nasdaq Telecommunications Index.

(3)
Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to (i) for solely service-vesting restricted stock and restricted stock unit awards, the closing price per share on the applicable year-end

dates ($11.17 for February 28, 2021, $7.06 for February 28, 2022 and $4.27 for February 28, 2023) or, in the case of vesting dates, the closing price per share on the applicable vesting dates; (ii) for the MSUs granted in 2019, the fair value calculated by a Monte Carlo simulation model as of the applicable
year-end
dates are materially different than those reported as of the applicable grant date with respect to the following: a simulation term ranging from 0.00 to 2.40, expected volatility of our stock price ranging from 40.99% to 74.39%, expected volatility of the Russell 2000 index ranging from 16.80% to 37.74%, stock price correlation coefficient between the Company and the Russell 2000 index ranging from 0.3459 to 0.6952, and a risk-free interest rate ranging from 0.10% to 0.85%; and (iii) for stock options, a Black Scholes value as of the applicable year-end
or vesting dates, which are materially different than the assumptions used to determine the grant date fair value with respect to the following assumptions: the stock price volatility assumptions varied from 39.67% to 66.22%, the risk-free interest rate assumptions varied from 0.44% to 3.35%, depending on the specific stock option the fair value of which was being recalculated, and the expected term of the award varied from 3.46 years to 4.80 years. For additional information on the assumptions used to calculate the valuation of the awards on the grant date, see the Notes to Consolidated Financial Statements in our Annual Report on Form
10-K
for the fiscal year ended 2023 and prior fiscal years.

(4)
Adjusted EBITDA is a
non-GAAP
measure. Adjusted EBITDA is the same metric as discussed in our Annual Report on Form
10-K,
filed with the SEC on April 28, 2023, with reconciliation disclosed in Note 19 to the consolidated financial statements included therein

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]
(1)
Amounts
represent
compensation actually paid to our principal executive officer (PEO) and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Year	PEO	Non-PEO NEOs

2023	Jeffery Gardner	Kurtis Binder, Jikun Kim, Xiaolian (Cindy) Zhang, Anand Rau, Brennen Carson, and Richard Scott
2022	Jeffery Gardner	Kurtis Binder, Arym Diamond, and Anand Rau
2021	Jeffery Gardner and Michael Burdiek	Kurtis Binder, Arym Diamond, and Anand Rau

Peer Group Issuers, Footnote [Text Block]	For the relevant fiscal year, represents the cumulative TSR (the “Peer Group TSR”) of the Nasdaq Telecommunications Index
Adjustment To PEO Compensation, Footnote [Text Block]

	2021			2022		2023
Adjustments	PEO Jeffery Gardner	PEO Michael Burdiek	Average Non-PEO NEOs	PEO Jeffery Gardner	Average Non-PEO NEOs	PEO Jeffery Gardner	Average Non-PEO NEOs
Summary Compensation Table Total	$3,025,199	$1,436,383	$1,361,599	$2,818,962	$1,493,581	$2,134,672	$965,487
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	($1,632,050)	($875,413)	($737,467)	($2,000,046)	($933,484)	($1,271,620)	($524,631)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	$2,010,600	-	$923,387	$964,064	$476,929	$1,019,104	$343,178
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	$308,759	-	$95,898	$209,233	$57,536	$63,919	$6,331
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	-	$367,666	$72,782	($472,650)	($302,257)	($328,849)	($37,333)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	($24,021)	($157,715)	($30,206)	($108,047)	($6,524)	($505,126)	($74,268)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	-	($509,598)	-	-	($312,760)	-	($272,578)
TOTAL ADJUSTMENTS	$663,288	($1,175,060)	$324,394	($1,407,446)	($1,020,560)	($1,022,572)	($559,301)
COMPENSATION ACTUALLY PAID	$3,688,487	$261,323	$1,685,993	$1,411,516	$473,021	$1,112,100	$406,186

Non-PEO NEO Average Total Compensation Amount	$ 965,487	$ 1,493,581	$ 1,361,599
Non-PEO NEO Average Compensation Actually Paid Amount	$ 406,186	473,021	1,685,993
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

	2021			2022		2023
Adjustments	PEO Jeffery Gardner	PEO Michael Burdiek	Average Non-PEO NEOs	PEO Jeffery Gardner	Average Non-PEO NEOs	PEO Jeffery Gardner	Average Non-PEO NEOs
Summary Compensation Table Total	$3,025,199	$1,436,383	$1,361,599	$2,818,962	$1,493,581	$2,134,672	$965,487
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	($1,632,050)	($875,413)	($737,467)	($2,000,046)	($933,484)	($1,271,620)	($524,631)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	$2,010,600	-	$923,387	$964,064	$476,929	$1,019,104	$343,178
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	$308,759	-	$95,898	$209,233	$57,536	$63,919	$6,331
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	-	$367,666	$72,782	($472,650)	($302,257)	($328,849)	($37,333)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	($24,021)	($157,715)	($30,206)	($108,047)	($6,524)	($505,126)	($74,268)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	-	($509,598)	-	-	($312,760)	-	($272,578)
TOTAL ADJUSTMENTS	$663,288	($1,175,060)	$324,394	($1,407,446)	($1,020,560)	($1,022,572)	($559,301)
COMPENSATION ACTUALLY PAID	$3,688,487	$261,323	$1,685,993	$1,411,516	$473,021	$1,112,100	$406,186

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]
Pay Versus Performance Tabular List
We
believe the following performance measures represent the most important financial performance measures used by us to link compensation actually paid to our NEOs for the fiscal year ended February 28, 2023:

•	Adjusted EBITDA;

•	Consolidated Revenue;

•	S&SS Revenue Growth Rate;

•	EBITDA Margin; and

•	Gross Margin.

Total Shareholder Return Amount	$ 44	73	116
Peer Group Total Shareholder Return Amount	108	127	129
Net Income (Loss)	$ (32,500,000)	$ (28,000,000)	$ (56,300,000)
Company Selected Measure Amount	18,100,000	24,700,000	32,100,000
PEO Name	Jeffery Gardner
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Non-GAAP Measure Description [Text Block]	Adjusted EBITDA is a
non-GAAP
measure. Adjusted EBITDA is the same metric as discussed in our Annual Report on Form
10-K,
	filed with the SEC on April 28, 2023, with reconciliation disclosed in Note 19 to the consolidated financial statements included therein
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Consolidated Revenue
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	S&SS Revenue Growth Rate
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	EBITDA Margin
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Gross Margin.
Jeffery Gardner [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 2,134,672	$ 2,818,962	$ 3,025,199
PEO Actually Paid Compensation Amount	1,112,100	1,411,516	3,688,487
Michael Burdiek [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			1,436,383
PEO Actually Paid Compensation Amount			261,323
PEO [Member] | ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	63,919
PEO [Member] | Jeffery Gardner [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,022,572)	(1,407,446)	663,288
PEO [Member] | Jeffery Gardner [Member] | Amounts Reported under the Stock Awards and Option Awards Columns in the Summary Compensation Table for Applicable FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,271,620)	(2,000,046)	(1,632,050)
PEO [Member] | Jeffery Gardner [Member] | ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,019,104	964,064	2,010,600
PEO [Member] | Jeffery Gardner [Member] | ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		209,233	308,759
PEO [Member] | Jeffery Gardner [Member] | Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(328,849)	(472,650)
PEO [Member] | Jeffery Gardner [Member] | Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(505,126)	(108,047)	(24,021)
PEO [Member] | Michael Burdiek [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(1,175,060)
PEO [Member] | Michael Burdiek [Member] | Amounts Reported under the Stock Awards and Option Awards Columns in the Summary Compensation Table for Applicable FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(875,413)
PEO [Member] | Michael Burdiek [Member] | Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			367,666
PEO [Member] | Michael Burdiek [Member] | Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(157,715)
PEO [Member] | Michael Burdiek [Member] | ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(509,598)
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(559,301)	(1,020,560)	324,394
Non-PEO NEO [Member] | Amounts Reported under the Stock Awards and Option Awards Columns in the Summary Compensation Table for Applicable FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(524,631)	(933,484)	(737,467)
Non-PEO NEO [Member] | ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	343,178	476,929	923,387
Non-PEO NEO [Member] | ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	6,331	57,536	95,898
Non-PEO NEO [Member] | Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(37,333)	(302,257)	72,782
Non-PEO NEO [Member] | Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(74,268)	(6,524)	$ (30,206)
Non-PEO NEO [Member] | ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (272,578)	$ (312,760)